Fair Value - Summary of Fair Value Non of Financial Instruments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Non financial assets	₩ 6,154,743	₩ 4,840,220
Non financial liabilities	8,812,993	7,773,727
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	41,613	52,055
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	876,872	1,659,385
Non financial liabilities	8,597,661	7,766,896
Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	5,236,258	3,128,780
Non financial liabilities	215,332	6,831
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	491,713	1,118,619
Financial assets at fair value through other comprehensive income [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	491,713	1,118,619
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	952,319	809,919
Financial assets at fair value through profit or loss [member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	24,285	46,449
Financial assets at fair value through profit or loss [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	310,095	330,961
Financial assets at fair value through profit or loss [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	617,939	432,509
Other financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	347,877	258,516
Other financial assets at fair value through other comprehensive income [member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	17,328	5,606
Other financial assets at fair value through other comprehensive income [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	7,176	202,121
Other financial assets at fair value through other comprehensive income [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	323,373	50,789
Derivative financial assets for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	99,453	7,684
Derivative financial assets for hedging [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	67,888	7,684
Derivative financial assets for hedging [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	31,565
Investment Properties [member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	4,263,381	2,645,482
Investment Properties [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	4,263,381	2,645,482
Borrowings [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	8,578,827	7,643,116
Borrowings [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	8,578,827	7,643,116
Other financial liabilities at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	216,040	2,682
Other financial liabilities at fair value through profit or loss [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	708	45
Other financial liabilities at fair value through profit or loss [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	215,332	2,637
Derivative financial liabilities for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	18,126	127,929
Derivative financial liabilities for hedging [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	₩ 18,126	123,735
Derivative financial liabilities for hedging [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities		₩ 4,194